RBC International Equity Fund Average Annual Total Returns	12 Months Ended	25 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE NR Index (reflects no deduction for fees, expenses or taxes; inception calculated from December 14, 2022)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	8.67%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.87%)	5.56%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	4.27%	8.92%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.63%	8.38%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.27%	6.96%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	4.32%	8.97%